Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

2. Discontinued Operations

On March 1, 2013, we completed the sale of our Secure Computing and Communications group (“SCC”), which was part of our Technology Development segment, to an unaffiliated third party for a gross sales price of $6.1 million of cash. Prior to the sale, SCC provided innovative solutions designed to secure critical technologies within the U.S. government. SCC conducted applied research and provided services to the government in this area, with its revenues primarily derived from U.S. government contracts and purchase orders. Of the purchase price, we received approximately $5.4 million at closing and $110,000 on December 31, 2013. During December 2013, an additional $475,000 in purchase price was released to us from escrow and the remaining $125,000 was released to us in October 2014. In connection with the sale, we incurred approximately $0.9 million in transaction costs that included various charges related to investment banker and legal fees. In addition, the acquirer entered into a sublease with us for the facilities historically occupied by SCC through April 30, 2014 for a total of $106,000 for the nine months ended September 30, 2014. In the transaction, we sold the equipment, contracts and intellectual property associated with SCC. Approximately 20 employees of SCC transferred to the acquirer. Included in the transaction were current assets of approximately $0.2 million and long term assets with a net book value of approximately $0.1 million, at February 28, 2013. We recorded an aggregate after-tax gain on the sale of SCC of $3.3 million or $0.23 per diluted share in our results of operations for the year ended December 31, 2013.

We have reported the results of operations of SCC as discontinued operations in our consolidated financial statements. We allocated a portion of the consolidated tax expense to discontinued operations based on the ratio of the discontinued group’s income or loss before allocations. Through December 31, 2013, we continued to act on behalf of the purchaser and bill the government for certain contracts that have not yet been transferred by the government to the purchaser. We recorded these amounts as revenues, with an offsetting amount as cost of revenues, within (loss)/income from discontinued operations.

On January 21, 2014, we completed the sale of our medical shape sensing business, which was part of our Products and Licensing segment, to an unaffiliated third party for a gross sales price of up to $30.0 million, of which $12.0 million in cash has been received, up to $8.0 million is payable to us in the future upon the accomplishment by the buyer of certain technical specifications, and we may receive up to $10.0 million in potential future royalties. We had been engaged since 2007 in various development projects developing a fiber optic-based shape sensing and position tracking system to be integrated in the buyer’s products. Also as part of the transaction, the buyer has hired certain employees of the company, many of whom were historically engaged in this development project. In connection with this sale, we incurred approximately $1.3 million in transaction costs that included various charges related to investment banker and legal fees and a bonus to a former employee who was hired by the buyer. Included in the transaction were current and long term assets with a net book value of approximately $0.3 million on January 20, 2014. Our medical shape sensing business accounted for 12% of our revenues and 10% of our costs of revenues for the year ended December 31, 2013. We recorded an after-tax loss on the sale of medical shape sensing business of $0.3 million, or $0.02 per diluted share, for the three months ended September 30, 2014, due to intraperiod allocation of income taxes in the third quarter of 2014 and an after-tax gain of $9.1 million, or $0.61 per diluted share, for the nine months ended September 30, 2014.

We have reported the results of operations of SCC and our medical shape sensing business as discontinued operations in our consolidated financial statements. We allocated a portion of the consolidated tax expense to discontinued operations based on the ratio of the discontinued groups’ income before allocations.

The key components of income from discontinued operations were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Net revenues	$—	$1,578,308	$—	$4,343,391
Cost of revenues	—	927,847	46,204	2,623,286
Operating expenses	—	—	—	229,745

Income/(loss) before income taxes	—	650,461	(46,204)	1,490,360
Allocated tax expense/(benefit)	52	255,905	(18,077)	590,181

Operating (loss)/income from discontinued operations, net of income taxes	(52)	394,556	(28,127)	900,179
(Loss)/gain on sale, net of $0.3 million, $0.2 million, $1.6 million and $1.5 million of related income taxes	(277,562)	(233,889)	9,093,268	3,448,270

(Loss)/income from discontinued operations, net of income taxes	$(277,614)	$160,667	$9,065,141	$4,348,449

15. Discontinued Operations

On March 1, 2013, we completed the sale of our SCC which was part of our Technology Development segment, to an unaffiliated third party for a gross sales price of $6.1 million of cash. Prior to the sale, SCC provided innovative solutions designed to secure critical technologies within the U.S. government. SCC conducted applied research and provided services to the government in this area, with its revenues primarily derived from U.S. government contracts and purchase orders. Of the purchase price, we received approximately $5.4 million at closing and $110,000 on December 31, 2013. During December 2013, an additional $475,000 in purchase price was released to us from escrow and another $125,000 is in escrow and may be released 18 months, after the closing of the transaction, subject to any indemnification claims of the acquirer. In connection with the sale, we incurred approximately $0.9 million in transaction costs that included various charges related to investment banker and legal fees. In addition, the acquirer has entered into a sublease with us for the facilities historically occupied by SCC through April 30, 2014 for a total of $0.4 million. In the transaction, we sold the equipment, contracts and intellectual property associated with SCC. Approximately 20 employees of SCC transferred to the acquirer. Included in the transaction were current assets of approximately $0.2 million and long term assets with a net book value of approximately $0.1 million, at February 28, 2013. SCC accounted for 18.5% of our revenues, and 20.7% of our cost of revenues for the year ended December 31, 2012. We recorded an aggregate after-tax gain on the sale of SCC of $3.3 million or $0.20 per diluted share in our results of operations for the year ended December 31, 2013.

Following the sale of SCC, we have continued to act on behalf of the purchaser and bill the government for certain contracts that have not yet been transferred by the government to the purchaser. We record this activity within (loss)/income from discontinued operations. During the year ended December 31, 2013, this amount was $1.7 million. We expect to continue recording such activity until all of these contracts are transferred to the purchaser by the government.

The operating income from discontinued operations for the year ended December 31, 2013, is the result the allocation of the alternative minimum tax computation on the company’s results as a whole at December 31, 2013.

On January 21, 2014, we sold our assets associated with the development of fiber optic shape sensing and localization for the medical field to affiliates of Intuitive Surgical, Inc., for total cash consideration of up to $30 million, including $6 million received at closing, and $6 million to be received within 90 days of closing, and up to $18 million that may be received in the future based on the achievement of certain technical milestones and royalties on system sales, if any. In the transaction, we sold equipment and intellectual property associated with our shape sensing technology. Ten employees were transferred to Intuitive. Included in the transaction were current assets of totaling approximately $0.2 million and long term assets with a net book value of approximately $0.2 million, at December 31, 2013. Our fiber optic shape sensing and localization for the medical field accounted for approximately 12% of our revenues, and 9% of our cost of revenues for the year ended December 31, 2013.

We have reported the results of operations of SCC and our shape sensing business as discontinued operations in our consolidated financial statements. We allocated a portion of the consolidated tax expense to discontinued operations based on the ratio of the discontinued group’s income or loss before allocations.

The key components of income/ (loss) from discontinued operations were as follows:

	Year Ended December 31,
	2012	2013
Net revenues	$8,883,202	$5,909,375
Cost of revenues	5,337,336	3,486,200
Operating expenses	574,446	229,745

Income/(loss) before income taxes	2,971,420	2,193,430
Allocated tax expense/(benefit)	1,127,981	879,819

Operating income/(loss) from discontinued operations	1,843,439	1,313,611
Gain on sale, net of $1.5 million of related income taxes	—	3,391,639

Income from discontinued operations, net of income taxes ($1.0 million and $2.4 million, respectively)	$1,843,439	$4,705,250